Schedule of Future Minimum Rent Payments Due Under Non-Cancellable Leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 175,000	$ 30,880
Year 2 & Thereafter
Total	182,302	$ 30,880
Year 1	$ 7,302